PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	$ 531,911	$ 917,607	$ 1,307,483
Additions/disposals
Depreciation
Impairment charge
Property and equipment, beginning	101,162	531,911	917,607
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	2,062,238	2,565,846	2,954,850
Additions/disposals	29,671	(2,530)	(389,004)
Depreciation
Impairment charge	(1,314,829)	(501,078)
Property and equipment, beginning	777,080	2,062,238	2,565,846
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,530,327	1,648,239	1,647,367
Additions/disposals			(309,325)
Depreciation	34,495	223,500	310,197
Impairment charge	(888,904)	(341,412)
Property and equipment, beginning	675,918	1,530,327	1,648,239
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	3,379	5,321	26,047
Additions/disposals
Depreciation
Impairment charge
Property and equipment, beginning	5,243	3,379	5,321
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	100,074	100,221	161,959
Additions/disposals	3,180	(147)	(61,738)
Depreciation
Impairment charge	0	0
Property and equipment, beginning	103,254	100,074	100,221
Computer equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	96,695	94,900	135,912
Additions/disposals			(53,065)
Depreciation	1,316	1,795	12,053
Impairment charge	0	0
Property and equipment, beginning	98,011	96,695	94,900
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	59,757	97,574	158,066
Additions/disposals
Depreciation
Impairment charge
Property and equipment, beginning	45,421	59,757	97,574
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	276,830	279,213	388,933
Additions/disposals	2,015	(2,383)	(109,720)
Depreciation
Impairment charge	0	0
Property and equipment, beginning	278,845	276,830	279,213
Furniture and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	217,073	181,639	230,867
Additions/disposals			(78,671)
Depreciation	16,351	35,434	29,443
Impairment charge	0	0
Property and equipment, beginning	233,424	217,073	181,639
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Additions/disposals
Depreciation
Impairment charge
Property and equipment, beginning	0	0	0
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	197,813	197,813	197,813
Additions/disposals	0	0	0
Depreciation
Impairment charge	0	0
Property and equipment, beginning	197,813	197,813	197,813
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	197,813	197,813	197,813
Additions/disposals			0
Depreciation	0	0	0
Impairment charge	0	0
Property and equipment, beginning	197,813	197,813	197,813
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	42,850	113,938	128,884
Additions/disposals
Depreciation
Impairment charge
Property and equipment, beginning	29,513	42,850	113,938
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	172,692	453,854	459,229
Additions/disposals	0	0	(5,375)
Depreciation
Impairment charge	0	(281,162)
Property and equipment, beginning	172,692	172,692	453,854
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	129,842	339,916	330,345
Additions/disposals			(16,558)
Depreciation	13,337	18,434	26,129
Impairment charge	0	(228,508)
Property and equipment, beginning	143,179	129,842	339,916
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	37,732
Additions/disposals
Depreciation
Impairment charge
Property and equipment, beginning	0	0	0
Leasehold improvement | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	172,818
Additions/disposals	0	0	(172,818)
Depreciation
Impairment charge	0	0
Property and equipment, beginning	0	0	0
Leasehold improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	135,086
Additions/disposals			(135,086)
Depreciation	0	0	0
Impairment charge	0	0
Property and equipment, beginning	0	0	0
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	425,925	700,774	956,754
Additions/disposals
Depreciation
Impairment charge
Property and equipment, beginning	20,985	425,925	700,774
Mining equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,314,829	1,534,745	1,574,098
Additions/disposals	24,476	0	(39,353)
Depreciation
Impairment charge	(1,314,829)	(219,916)
Property and equipment, beginning	24,476	1,314,829	1,534,745
Mining equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	888,904	833,971	617,344
Additions/disposals			(25,945)
Depreciation	3,491	167,837	242,572
Impairment charge	(888,904)	(112,904)
Property and equipment, beginning	$ 3,491	$ 888,904	$ 833,971